American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2065 Portfolio
April 30, 2026

One Choice Blend+ 2065 Portfolio - Schedule of Investments
APRIL 30, 2026 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 60.4%
Avantis U.S. Equity Fund G Class	215,054	4,946,233
Avantis U.S. Small Cap Value Fund G Class	27,448	561,578
Focused Dynamic Growth Fund G Class	46,692	4,070,106
Focused Large Cap Value Fund G Class	369,335	4,073,764
Heritage Fund G Class	37,192	986,328
Mid Cap Value Fund G Class	61,385	974,174
Small Cap Growth Fund G Class	21,005	553,679
		16,165,862
International Equity Funds — 34.7%
Avantis Emerging Markets Equity Fund G Class	44,412	758,117
Avantis International Equity Fund G Class	209,384	3,536,502
Emerging Markets Fund G Class	61,479	1,157,642
Focused International Growth Fund G Class	64,363	1,270,523
Global Real Estate Fund G Class	51,205	760,901
International Small-Mid Cap Fund G Class	40,045	524,586
Non-U.S. Intrinsic Value Fund G Class	119,359	1,273,563
		9,281,834
Domestic Fixed Income Funds — 3.5%
Avantis Core Fixed Income Fund G Class	81,262	682,601
High Income Fund G Class	20,487	178,241
Inflation-Adjusted Bond Fund G Class	6,118	65,643
		926,485
International Fixed Income Funds — 1.2%
Emerging Markets Debt Fund G Class	10,182	96,120
Global Bond Fund G Class	25,433	221,778
		317,898
Money Market Funds — 0.2%
U.S. Government Money Market Fund G Class	65,599	65,599
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $22,529,893)		26,757,678
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$26,757,678

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2026 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$3,238	$2,004	$808	$512	$4,946	215	$62	$86
Avantis U.S. Small Cap Value Fund	287	231	40	84	562	27	(1)	24
Focused Dynamic Growth Fund	2,146	1,864	211	271	4,070	47	(6)	171
Focused Large Cap Value Fund	2,120	2,054	174	74	4,074	369	(4)	297
Heritage Fund	511	610	26	(109)	986	37	(2)	92
Mid Cap Value Fund	511	488	21	(4)	974	61	(1)	81
Small Cap Growth Fund	285	261	18	26	554	21	—	22
Avantis Emerging Markets Equity Fund	396	263	21	120	758	44	—	18
Avantis International Equity Fund	1,184	2,105	120	368	3,537	209	—	76
Emerging Markets Fund	601	354	85	288	1,158	61	1	17
Focused International Growth Fund	660	619	33	24	1,270	64	(1)	9
Global Real Estate Fund	396	322	23	66	761	51	(1)	20
International Small-Mid Cap Fund	272	218	15	49	524	40	—	10
Non-U.S. Intrinsic Value Fund	658	639	45	21	1,273	119	—	91
Avantis Core Fixed Income Fund	380	343	37	(3)	683	81	—	16
High Income Fund	95	87	3	(1)	178	20	—	7
Inflation-Adjusted Bond Fund	34	31	—	1	66	6	—	1
Emerging Markets Debt Fund	51	44	—	1	96	10	—	3
Global Bond Fund	140	111	27	(2)	222	25	—	6
U.S. Government Money Market Fund	—	66	—	—	66	66	—	1
	$13,965	$12,714	$1,707	$1,786	$26,758	1,573	$47	$1,048
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.